Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Remuneration Committee typically approves and grants annual equity awards at approximately the same time each year, during the January Remuneration Committee meeting. Outside the annual grant cycle, we may grant equity awards in connection with a new hire package, promotion grant, or retention grant.

All such awards are granted under a shareholder-approved plan, and any stock options (or similar awards) are granted at an exercise price at or above the closing price of the Company’s common stock on the date of grant. We generally aim to avoid granting equity awards, including stock options, in anticipation of the release of material non-public information that is likely to result in changes to the price of our Ordinary Shares, and the release of material non-public information is not timed based on stock option or other equity award grant dates.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We generally aim to avoid granting equity awards, including stock options, in anticipation of the release of material non-public information that is likely to result in changes to the price of our Ordinary Shares
MNPI Disclosure Timed for Compensation Value	false